Inventories - Disclosure of detailed information about inventory (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Finished goods and goods for resale	€ 12,064	€ 8,304
Work-in-progress, raw materials and manufacturing supplies	9,136	8,781
Amount due from customers for contract work	214	275
Total Inventories	€ 21,414	€ 17,360